Capital Stock - 2013 Securities Purchase Agreements for Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333		5,000,000	10,125,000
Common stock value per share	$ 0.09	$ 0.10				$ 0.20	$ 0.20
Proceeds from issuance of common stock	$ 400	$ 600	$ 550	$ 500	$ 2,377	$ 1,000	$ 2,025	$ 1,104	$ 3,649	$ 6,538
Warrant term						5 years	5 years
Percentage of Warrants to common stock purchased						50.00%	50.00%
Warrants outstanding convertible into common stock						2,500,000	5,062,500		127,508,118	45,650,654
Warrants exercisable price						$ 0.20	$ 0.20				$ 0.25	$ 0.80
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock						$ 100
Warrant term						5 years
Warrants outstanding convertible into common stock						250,000